Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		4 Months Ended	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2015
Income Statement [Abstract]
Revenue
Cost of revenue
Gross profit
Operating expenses:
General and administrative expenses	$ 158,720		$ 707	$ 510,439
Loss from operations	(158,720)		(707)	(510,439)
Other expense
Interest expense	(715)			(715)
Loss before income taxes	$ (159,435)		$ (707)	$ (511,154)
Income taxes
Net loss	$ (159,435)		$ (707)	$ (511,154)
Weighted average shares outstanding :
Basic (in shares)	6,156,522	20,000,000	20,000,000	5,045,421
Diluted (in shares)	6,156,522	20,000,000	20,000,000	5,045,421
Loss per share
Basic (in dollars per share)	$ (0.03)		$ 0.00	$ (0.10)
Diluted (in dollars per share)	$ (0.03)		$ 0.00	$ (0.10)